ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 81.1%

Agriculture – 5.8%
Village Farms International, Inc. (Canada)*(a)	292,872	$2,650,492

Biotechnology – 9.6%
Arena Pharmaceuticals, Inc.*	28,839	1,319,961
Cara Therapeutics, Inc.*	88,929	1,625,622
Valens Groworks Corp. (Canada)*	689,342	1,483,855
Total Biotechnology		4,429,438

Household Products/Wares – 1.0%
Greenlane Holdings, Inc., Class A*(a)	140,278	475,542

Investment Companies – 2.8%
Canopy Rivers, Inc. (Canada)*	780,058	1,278,494

Pharmaceuticals – 55.5%
Aleafia Health, Inc. (Canada)*	2,075,005	1,488,863
Aphria, Inc. (Canada)*(a)	259,472	1,346,660
Aurora Cannabis, Inc. (Canada)*(a)	202,578	889,317
Canopy Growth Corp. (Canada)*(a)	61,134	1,401,803
Cardiol Therapeutics, Inc., Class A (Canada)*	160,951	380,496
cbdMD, Inc.*(a)	310,684	1,230,309
Charlottes Web Holdings, Inc.*(a)	120,127	1,664,902
Corbus Pharmaceuticals Holdings, Inc.*(a)	339,234	1,652,070
Emerald Health Therapeutics, Inc. (Canada)*(a)	961,031	943,610
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	657,322	1,007,827
GW Pharmaceuticals PLC (United Kingdom)*(a)(b)	14,174	1,630,435
HEXO Corp. (Canada)*(a)	480,049	1,900,994
Intec Pharma Ltd. (Israel)*	320,713	233,768
Khiron Life Sciences Corp. (Canada)*	795,236	720,758
MediPharm Labs Corp. (Canada)*(a)	254,342	729,985
Neptune Wellness Solutions, Inc. (Canada)*(a)	309,174	1,100,659
Organigram Holdings, Inc. (Canada)*	586,713	2,016,272
Sundial Growers, Inc. (Canada)*	225,040	1,079,067
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	1,369,358	1,199,740
Tilray, Inc., Class 2 (Canada)*(a)	27,185	672,557
WeedMD, Inc. (Canada)*(a)	1,082,667	1,103,928
Zynerba Pharmaceuticals, Inc.*(a)	139,276	1,052,927
Total Pharmaceuticals		25,446,947

REITS – 6.4%
Innovative Industrial Properties, Inc.	31,598	2,918,707

Total Common Stocks
(Cost $55,182,718)		37,199,620

MONEY MARKET FUND – 9.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.85%(c) (Cost $4,518,818)	4,518,818	4,518,818

Investments	Principal	Value
REPURCHASE AGREEMENTS – 42.5%(d)
BofA Securities, Inc., dated 09/30/19, due 10/01/19, 2.30%, total to be received $1,343,409, (collateralized by various U.S. Government Agency Obligations, 1.13%-2.25%, 08/31/21-11/15/27, totaling $1,368,345)	$1,343,323	$1,343,323
Citigroup Global Markets, Inc., dated 09/30/19, due 10/01/19, 2.32%, total to be received $4,542,101, (collateralized by various U.S. Government Agency Obligations, 2.50%-9.00%, 06/01/24-10/01/49, totaling $4,619,052)	4,541,808	4,541,808
Daiwa Capital Markets America, dated 09/30/19, due 10/01/19, 2.37%, total to be received $4,542,107, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 11/21/19-10/01/49, totaling $4,619,133)	4,541,808	4,541,808
JP Morgan Securities LLC, dated 09/30/19, due 10/01/19, 2.35%, total to be received $4,542,104, (collateralized by various U.S. Government Agency Obligations, 2.75%-2.88%, 05/31/23-10/31/23, totaling $4,584,003)	4,541,808	4,541,808
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $4,542,107, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $4,619,073)	4,541,808	4,541,808
Total Repurchase Agreements
(Cost $19,510,555)		19,510,555

Total Investments – 133.5%
(Cost $79,212,091)		61,228,993
Liabilities in Excess of Other Assets – (33.5%)		(15,373,615)
Net Assets – 100.0%		$45,855,378

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $18,841,859; the aggregate market value of the collateral held by the fund is $19,686,982. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $176,427.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$37,199,620	$–	$–	$37,199,620
Money Market Fund	4,518,818	–	–	4,518,818
Repurchase Agreements	–	19,510,555	–	19,510,555
Swaps†	–	–	–	–
Total	$41,718,438	$19,510,555	$–	$61,228,993

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$–	$–	$–
Total	$–	$–	$–	$–

†	Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	5.8%
Biotechnology	9.6
Household Products/Wares	1.0
Investment Companies	2.8
Pharmaceuticals	55.5
REITS	6.4
Money Market Fund	9.9
Repurchase Agreements	42.5
Total Investments	133.5
Liabilities in Excess of Other Assets	(33.5)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2019:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)‡
Cresco Labs ORD	165,923	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	$978,448	$978,448	$–
Curaleaf Holdings SUB VOT ORD	342,800	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,854,548	1,854,548	–
Green Thumb Industries SUB VOT ORD	230,600	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,884,233	1,884,233	–
Harvest Health and Recreation ORD	386,500	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,232,742	1,232,742	–
Ianthus ORD	320,500	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	451,905	451,905	–
Trulieve Cannabis ORD	239,500	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,963,900	1,963,900	–
Net Unrealized Depreciation							$–

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2019 cash in the amount of $5,860,000 has been segregated as collateral from the broker for Swap contracts.

‡	Reflects the value at reset date of September 30, 2019.